Defined benefit plans (Detail 4.2) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
Amounts recognized in other comprehensive income		SFr 277	SFr (876)	SFr 322
Major pension plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year		(1,140)	(572)
Net periodic expenses recognized in net profit		(452)	(412)
Amounts recognized in other comprehensive income	[1]	245	(837)	339
Employer contributions		574	665
Other movements		8	(19)
Foreign currency translation		(39)	35
At the end of the year		(805)	(1,140)	(572)
Swiss plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year		0	0
Net periodic expenses recognized in net profit		(406)	(381)
Amounts recognized in other comprehensive income		(78)	(105)	58
Employer contributions		477	486
Other movements		8	0
Foreign currency translation		0	0
At the end of the year		0	0	0
UK plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year		(529)	50
Net periodic expenses recognized in net profit		(14)	2
Amounts recognized in other comprehensive income		295	(610)	317
Employer contributions		0	0
Other movements		0	0
Foreign currency translation		(20)	29
At the end of the year		(268)	(529)	50
US and German plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year		(611)	(622)
Net periodic expenses recognized in net profit		(31)	(33)
Amounts recognized in other comprehensive income		28	(122)	(35)
Employer contributions		97	179
Other movements		0	(19)
Foreign currency translation		(20)	6
At the end of the year		(536)	(611)	(622)
UBS AG
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
Amounts recognized in other comprehensive income		299	(876)	322
UBS AG | Major pension plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year		(1,140)	(572)
Net periodic expenses recognized in net profit		(347)	(412)
Amounts recognized in other comprehensive income	[1]	266	(837)	339
Employer contributions		448	665
Other movements		8	(19)
Foreign currency translation		(39)	35
At the end of the year		(805)	(1,140)	(572)
UBS AG | Swiss plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year		0	0
Net periodic expenses recognized in net profit		(302)	(381)
Amounts recognized in other comprehensive income		(56)	(105)	58
Employer contributions		351	486
Other movements		8	0
Foreign currency translation		0	0
At the end of the year		0	0	0
UBS AG | UK plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year		(529)	50
Net periodic expenses recognized in net profit		(14)	2
Amounts recognized in other comprehensive income		295	(610)	317
Employer contributions		0	0
Other movements		0	0
Foreign currency translation		(20)	29
At the end of the year		(268)	(529)	50
UBS AG | US and German plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year		(611)	(622)
Net periodic expenses recognized in net profit		(31)	(33)
Amounts recognized in other comprehensive income		28	(122)	(35)
Employer contributions		97	179
Other movements		0	(19)
Foreign currency translation		(20)	6
At the end of the year		SFr (536)	SFr (611)	SFr (622)

[1]	Refer to Note 26a for more information.